14. SEGMENT FINANCIAL INFORMATION: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Segment Reporting, Finance Charges Earned		$ 200.4	$ 172.7	$ 151.3
Segment Reporting, Insurance Income		41.7	37.1	36.5
Segment Reporting, Other Income		6.0	5.7	4.4
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		248.1	215.5	192.2
Operating Costs and Expenses
Segment Reporting, Interest Cost		19.7	14.0	12.8
Segment Reporting, Provision for Loan Losses		49.7	38.6	38.4
Segment Reporting, Depreciation		3.4	3.2	3.0
Segment Reporting, Other Expenses		96.1	88.5	83.7
Segment Reporting, Total Expenses		168.9	144.3	137.9
Segment Reporting, Profit		79.2	71.2	54.3
ASSETS
Segment Reporting, Net Receivables		697.4	610.0	506.7
Segment Reporting, Cash		2.3	2.6	3.3
Segment Reporting, Net fixed assets		9.1	7.9	8.8
Segment Reporting, Other assets		31.6	0.6	0.6
Segment Reporting Information, Net Assets		740.4	621.1	519.4
Segment Reconciliation, Total revenues from reportable segments		248.1	215.5	192.2
Segment Reconciliation, Corporate finance charges earned not allocated to segments		0.1	0.1	0.1
Corporate investment income earned not allocated to segments		7.4	7.2	6.6
Segment Reconciliation, Timing difference of insurance income allocation to segments		7.7	7.2	5.8
Segment Reconciliation, Other revenues not allocated to segments		0.0	0.1	1.0
Segment Reconciliation, Consolidated Revenues	[1]	263.3	230.1	205.7
Net Income (Loss) Attributable to Parent
Segment Reconciliation, Total profit or loss for reportable segments		79.2	71.2	54.3
Segment Reconciliation, Corporate earnings not allocated		15.2	14.5	13.5
Segment Reconciliation, Corporate expenses not allocated		(77.3)	(65.2)	(50.3)
Segment Reconciliation, Consolidated Income Before Income Taxes		17.1	20.5	17.5
Segment Reconciliation, Total assets for reportable segments		740.4	621.1	519.4
Segment Reconciliation, Loans held at corporate level		2.4	2.4	2.0
Segment Reconciliation, Unearned insurance at corporate levelvel		(31.6)	(27.3)	(20.5)
Segment Reconciliation, Allowance for loan losses at corporate level		(53.0)	(43.0)	(42.5)
Segment Reconciliation, Cash and cash equivalents held at corporate level		56.1	11.4	31.9
Segment Reconciliation, Investment securities at corporate level		204.9	213.0	209.6
Segment Reconciliation, Equity Method Investment at corporate level		0.0	0.0	0.0
Segment Reconciliation, Fixed assets at corporate level		6.3	7.5	6.7
Segment Reconciliation, Other assets at corporate level		13.7	11.3	11.6
Segment Reconciliation, Consolidated Assets		939.2	796.4	718.2
Division I
Revenues
Segment Reporting, Finance Charges Earned		32.3	26.2	21.3
Segment Reporting, Insurance Income		5.3	4.4	3.5
Segment Reporting, Other Income		0.1	0.1	0.1
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		37.7	30.7	24.9
Operating Costs and Expenses
Segment Reporting, Interest Cost		2.8	1.9	1.6
Segment Reporting, Provision for Loan Losses		8.4	5.4	4.9
Segment Reporting, Depreciation		0.5	0.5	0.4
Segment Reporting, Other Expenses		13.3	12.6	11.8
Segment Reporting, Total Expenses		25.0	20.4	18.7
Segment Reporting, Profit		12.7	10.3	6.2
ASSETS
Segment Reporting, Net Receivables		100.3	85.0	64.9
Segment Reporting, Cash		0.2	0.3	0.4
Segment Reporting, Net fixed assets		1.0	1.0	1.1
Segment Reporting, Other assets		3.5	0.0	0.0
Segment Reporting Information, Net Assets		105.0	86.3	66.4
Division II
Revenues
Segment Reporting, Finance Charges Earned		29.0	26.3	24.4
Segment Reporting, Insurance Income		6.8	6.0	7.1
Segment Reporting, Other Income		1.1	1.0	0.7
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		36.9	33.3	32.2
Operating Costs and Expenses
Segment Reporting, Interest Cost		3.0	2.2	2.2
Segment Reporting, Provision for Loan Losses		6.1	4.9	5.7
Segment Reporting, Depreciation		0.4	0.5	0.5
Segment Reporting, Other Expenses		12.8	12.2	12.0
Segment Reporting, Total Expenses		22.3	19.8	20.4
Segment Reporting, Profit		14.6	13.5	11.8
ASSETS
Segment Reporting, Net Receivables		103.1	95.3	82.4
Segment Reporting, Cash		0.3	0.4	0.5
Segment Reporting, Net fixed assets		1.0	1.1	1.5
Segment Reporting, Other assets		4.8	0.0	0.0
Segment Reporting Information, Net Assets		109.2	96.8	84.4
Division III
Revenues
Segment Reporting, Finance Charges Earned		26.9	24.5	23.0
Segment Reporting, Insurance Income		8.1	7.6	7.9
Segment Reporting, Other Income		1.0	1.1	0.7
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		36.0	33.2	31.6
Operating Costs and Expenses
Segment Reporting, Interest Cost		2.8	2.1	2.1
Segment Reporting, Provision for Loan Losses		5.9	5.4	5.4
Segment Reporting, Depreciation		0.3	0.3	0.3
Segment Reporting, Other Expenses		12.5	12.0	11.4
Segment Reporting, Total Expenses		21.5	19.8	19.2
Segment Reporting, Profit		14.5	13.4	12.4
ASSETS
Segment Reporting, Net Receivables		99.4	88.2	77.7
Segment Reporting, Cash		0.4	0.4	0.6
Segment Reporting, Net fixed assets		0.7	0.7	0.9
Segment Reporting, Other assets		3.4	0.1	0.0
Segment Reporting Information, Net Assets		103.9	89.4	79.2
Division IV
Revenues
Segment Reporting, Finance Charges Earned		32.4	29.7	27.3
Segment Reporting, Insurance Income		4.4	4.2	4.0
Segment Reporting, Other Income		1.1	1.0	0.8
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		37.9	34.9	32.1
Operating Costs and Expenses
Segment Reporting, Interest Cost		3.3	2.5	2.3
Segment Reporting, Provision for Loan Losses		8.2	7.1	7.0
Segment Reporting, Depreciation		0.5	0.5	0.4
Segment Reporting, Other Expenses		14.2	13.2	12.7
Segment Reporting, Total Expenses		26.2	23.3	22.4
Segment Reporting, Profit		11.7	11.6	9.7
ASSETS
Segment Reporting, Net Receivables		116.4	105.4	92.8
Segment Reporting, Cash		0.4	0.4	0.5
Segment Reporting, Net fixed assets		1.4	1.4	1.3
Segment Reporting, Other assets		5.4	0.2	0.4
Segment Reporting Information, Net Assets		123.6	107.4	95.0
Division V
Revenues
Segment Reporting, Finance Charges Earned		19.0	17.0	14.7
Segment Reporting, Insurance Income		3.5	3.2	2.9
Segment Reporting, Other Income		0.7	0.6	0.5
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		23.2	20.8	18.1
Operating Costs and Expenses
Segment Reporting, Interest Cost		1.8	1.3	1.2
Segment Reporting, Provision for Loan Losses		5.0	3.8	3.2
Segment Reporting, Depreciation		0.4	0.3	0.3
Segment Reporting, Other Expenses		10.3	9.5	8.9
Segment Reporting, Total Expenses		17.5	14.9	13.6
Segment Reporting, Profit		5.7	5.9	4.5
ASSETS
Segment Reporting, Net Receivables		63.2	55.0	47.7
Segment Reporting, Cash		0.3	0.3	0.4
Segment Reporting, Net fixed assets		1.6	0.9	0.8
Segment Reporting, Other assets		3.2	0.1	0.2
Segment Reporting Information, Net Assets		68.3	56.3	49.1
Division VII
Revenues
Segment Reporting, Finance Charges Earned		18.8	13.1	9.5
Segment Reporting, Insurance Income		3.2	2.5	2.0
Segment Reporting, Other Income		0.5	0.4	0.3
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		22.5	16.0	11.8
Operating Costs and Expenses
Segment Reporting, Interest Cost		1.8	1.1	0.8
Segment Reporting, Provision for Loan Losses		5.9	3.8	3.3
Segment Reporting, Depreciation		0.4	0.3	0.3
Segment Reporting, Other Expenses		9.8	8.2	6.9
Segment Reporting, Total Expenses		17.9	13.4	11.3
Segment Reporting, Profit		4.6	2.6	0.5
ASSETS
Segment Reporting, Net Receivables		67.8	53.8	36.8
Segment Reporting, Cash		0.2	0.2	0.2
Segment Reporting, Net fixed assets		1.4	1.0	1.0
Segment Reporting, Other assets		3.7	0.0	0.0
Segment Reporting Information, Net Assets		73.1	55.0	38.0
Division VIII
Revenues
Segment Reporting, Finance Charges Earned		15.9	13.0	10.8
Segment Reporting, Insurance Income		3.7	3.0	2.6
Segment Reporting, Other Income		0.5	0.5	0.5
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		20.1	16.5	13.9
Operating Costs and Expenses
Segment Reporting, Interest Cost		1.5	1.0	0.9
Segment Reporting, Provision for Loan Losses		4.1	3.1	2.9
Segment Reporting, Depreciation		0.4	0.3	0.3
Segment Reporting, Other Expenses		10.1	8.8	8.1
Segment Reporting, Total Expenses		16.1	13.2	12.2
Segment Reporting, Profit		4.0	3.3	1.7
ASSETS
Segment Reporting, Net Receivables		54.8	44.4	35.9
Segment Reporting, Cash		0.2	0.3	0.3
Segment Reporting, Net fixed assets		0.9	0.7	0.8
Segment Reporting, Other assets		3.2	0.1	0.0
Segment Reporting Information, Net Assets		59.1	45.5	37.0
Division IX
Revenues
Segment Reporting, Finance Charges Earned		26.1	22.9	20.3
Segment Reporting, Insurance Income		6.7	6.2	6.5
Segment Reporting, Other Income		1.0	1.0	0.8
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.		33.8	30.1	27.6
Operating Costs and Expenses
Segment Reporting, Interest Cost		2.7	1.9	1.7
Segment Reporting, Provision for Loan Losses		6.1	5.1	6.0
Segment Reporting, Depreciation		0.5	0.5	0.5
Segment Reporting, Other Expenses		13.1	12.0	11.9
Segment Reporting, Total Expenses		22.4	19.5	20.1
Segment Reporting, Profit		11.4	10.6	7.5
ASSETS
Segment Reporting, Net Receivables		92.4	82.9	68.5
Segment Reporting, Cash		0.3	0.3	0.4
Segment Reporting, Net fixed assets		1.1	1.1	1.4
Segment Reporting, Other assets		4.4	0.1	0.0
Segment Reporting Information, Net Assets		$ 98.2	$ 84.4	$ 70.3

[1]	Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.